PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 75.7%
	EQUITY - 75.7%
1,536	Communication Services Select Sector SPDR Fund					$ 111,606
560	Consumer Discretionary Select Sector SPDR Fund					100,134
3,987	Financial Select Sector SPDR Fund					149,911
7,653	Invesco FTSE RAFI US 1000 ETF					269,385
467	Invesco QQQ Trust Series 1					191,246
2,767	iShares MSCI EAFE Value ETF					144,161
2,507	iShares MSCI Emerging Markets Small-Cap ETF					144,930
1,451	iShares MSCI USA Momentum Factor ETF					227,647
1,083	iShares Russell 1000 Growth ETF					328,332
2,486	Real Estate Select Sector SPDR Fund					99,589
4,603	SPDR Portfolio S&P 500 ETF					257,308
596	Technology Select Sector SPDR Fund					114,718
3,018	WisdomTree Emerging Markets SmallCap Dividend Fund					150,659
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,268,968)					2,289,626

	TOTAL INVESTMENTS - 75.7% (Cost $2,268,968)					$ 2,289,626
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds - $13,388)					(7,425)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.5%					742,284
	NET ASSETS - 100.0%					$ 3,024,485

Contracts(a)
	FUTURE OPTIONS WRITTEN - (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS WRITTEN - (0.2)%
6	S&P E-mini 3rd Week Future	RJO	01/19/2024	$ 4,760	$ 1,446,000	$ 7,425
	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $13,388)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
33	CBOE Volatility Index Future			01/17/2024	$ 463,690	$ (39,787)
9	CBOE Volatility Index Future			06/18/2024	159,626	(5,230)
9	CBOE Volatility Index Future			07/17/2024	162,900	(4,973)
5	CME Australian Dollar Currency Future			03/18/2024	341,525	(1,000)

PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
5	CME British Pound Currency Future	03/18/2024	$ 398,469	$ 2,119
8	CME Canadian Dollar Currency Future	03/19/2024	604,999	(1,841)
3	CME Euro Foreign Exchange Currency Future	03/18/2024	415,313	738
21	Micro E-mini Dow Jones Industrial Average Index Future	03/15/2024	399,126	3,632
7	Micro E-mini Nasdaq 100 Future	03/15/2024	238,329	1,740
16	Micro E-mini Russell 2000 Future	03/15/2024	163,816	1,393
15	Micro E-mini S&P 500 Future	03/15/2024	361,500	2,711
	TOTAL LONG FUTURES CONTRACTS			$ (40,498)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
13	CBOE Volatility Index Future	02/14/2024	$ 198,840	$ 14,662
16	CBOE Volatility Index Future	04/17/2024	271,218	12,009
11	CBOE Volatility Index Future	08/21/2024	201,025	5,325
2	CBOT US Treasury Bond Future	03/19/2024	249,875	(1,563)
8	Three-Month SOFR Future	03/18/2025	1,925,400	(900)
	TOTAL SHORT FUTURES CONTRACTS			$ 29,533

	TOTAL FUTURES CONTRACTS			$ 10,965

CBOE	- Chicago Board Options Exchange
CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
SOFR	- Secured Overnight Financing Rate
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
RJO	- R.J. O'Brien & Associates, LLC

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

PLANROCK MARKET NEUTRAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 79.9%
	EQUITY - 79.9%
2,805	iShares Emerging Markets Dividend ETF					$ 74,305
1,545	Pacer US Small Cap Cash Cows 100 ETF					74,206
978	Schwab US Dividend Equity ETF					74,455
667	Vanguard High Dividend Yield ETF					74,457
1,120	Vanguard International High Dividend Yield ETF					74,469
1,829	WisdomTree Emerging Markets High Dividend Fund					74,404
2,305	WisdomTree US SmallCap Dividend Fund					74,152
3,015	Xtrackers MSCI EAFE High Dividend Yield Equity ETF					74,410
	TOTAL EXCHANGE-TRADED FUNDS (Cost $581,896)					594,858

	TOTAL INVESTMENTS - 79.9% (Cost $581,896)					$ 594,858
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds - $3,325)					(1,238)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.3%					151,040
	NET ASSETS - 100.0%					$ 744,660

Contracts(a)
	FUTURE OPTIONS WRITTEN - (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS WRITTEN - (0.2)%
1	S&P E-mini 3rd Week Future	RJO	01/19/2024	$ 4,760	$ 241,000	$ 1,238
	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $3,325)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(b)	Value and Unrealized Depreciation
6	CBOE Volatility Index Future			01/17/2024	$ 84,307	$ (5,122)
1	CBOE Volatility Index Future			06/18/2024	17,736	(817)
2	CBOE Volatility Index Future			07/17/2024	36,200	(694)
	TOTAL FUTURES CONTRACTS					$ (6,633)

PLANROCK MARKET NEUTRAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
2	CBOE Volatility Index Future	02/14/2024	$ 30,591	$ 3,171
3	CBOE Volatility Index Future	04/17/2024	50,853	2,059
2	CBOE Volatility Index Future	08/21/2024	36,550	1,250
2	ICE US Mini MSCI EAFE Index Future	03/15/2024	225,240	(5,220)
2	ICE US MSCI Emerging Markets EM Index Future	03/15/2024	103,370	(3,570)
14	Micro E-mini Russell 2000 Future	03/15/2024	143,339	(3,108)
6	Micro E-mini S&P 500 Future	03/15/2024	144,600	(2,115)
	TOTAL SHORT FUTURES CONTRACTS			$ (7,533)

	TOTAL FUTURES CONTRACTS			$ (14,166)

CBOE	- Chicago Board Options Exchange
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
RJO	- R.J. O'Brien & Associates, LLC

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.